Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 90.5%
Automobile Components - 3.0%
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/2028 - 02/15/2030 (A)	$ 3,899,000	$ 4,001,178
8.50%, 05/15/2027 (A)	5,527,000	5,560,654
Goodyear Tire & Rubber Co.
5.63%, 04/30/2033 (B)	8,750,000	8,211,873
Phinia, Inc.
6.63%, 10/15/2032 (A)	7,598,000	7,739,988
6.75%, 04/15/2029 (A)	2,373,000	2,442,028
ZF North America Capital, Inc.
6.75%, 04/23/2030 (A)	2,775,000	2,640,726
6.88%, 04/14/2028 (A)	3,142,000	3,136,206
7.13%, 04/14/2030 (A)	4,216,000	4,086,570
		37,819,223
Automobiles - 1.0%
Ford Motor Co.
6.10%, 08/19/2032 (B)	849,000	850,405
Ford Motor Credit Co. LLC
7.35%, 11/04/2027 - 03/06/2030	11,716,000	12,234,295
		13,084,700
Banks - 1.9%
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	5,028,000	5,058,004
Fixed until 03/15/2029 (D), 8.00% (C)	2,500,000	2,649,605
Intesa Sanpaolo SpA
7.00%, 11/21/2025 (A)	918,000	923,672
Fixed until 06/20/2053, 7.78% (C), 06/20/2054 (A)	4,000,000	4,566,986
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	2,997,000	3,482,881
Lloyds Banking Group PLC
Fixed until 09/29/2025 (D), 7.50% (C)	5,000,000	5,016,130
Fixed until 08/15/2032, 7.95% (C), 11/15/2033	1,400,000	1,603,893
		23,301,171
Building Products - 2.9%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)(B)	4,493,000	4,116,801
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)(B)	1,810,000	1,332,798
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/2030 (A)	8,321,000	8,484,166
6.75%, 07/15/2031 (A)	872,000	898,047
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (A)	4,321,000	4,431,596
6.75%, 03/01/2033 (A)	1,216,000	1,247,159
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031 (A)	15,597,000	16,414,080
		36,924,647
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 3.2%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	$ 2,406,000	$ 884,205
Avient Corp.
6.25%, 11/01/2031 (A)	746,000	748,652
7.13%, 08/01/2030 (A)	8,380,000	8,607,684
Inversion Escrow Issuer LLC
6.75%, 08/01/2032 (A)(E)	1,335,000	1,319,197
NOVA Chemicals Corp.
7.00%, 12/01/2031 (A)	5,684,000	5,933,541
9.00%, 02/15/2030 (A)	2,495,000	2,680,982
Olin Corp.
6.63%, 04/01/2033 (A)	9,643,000	9,383,614
Olympus Water U.S. Holding Corp.
7.25%, 06/15/2031 (A)	2,431,000	2,482,659
9.75%, 11/15/2028 (A)	6,000,000	6,289,950
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC
PIK Rate 2.50%, Cash Rate 5.13%, 05/03/2029 (A)(F)	2,685,150	1,517,110
		39,847,594
Commercial Services & Supplies - 5.0%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (A)	8,777,000	9,203,887
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.00%, 02/15/2031 (A)(B)	6,140,000	6,269,738
8.25%, 01/15/2030 (A)(B)	643,000	661,670
8.38%, 06/15/2032 (A)(B)	1,656,000	1,708,342
Enviri Corp.
5.75%, 07/31/2027 (A)	6,803,000	6,691,439
EquipmentShare.com, Inc.
8.00%, 03/15/2033 (A)	4,105,000	4,285,661
8.63%, 05/15/2032 (A)	1,520,000	1,617,850
9.00%, 05/15/2028 (A)	6,886,000	7,257,334
Herc Holdings, Inc.
6.63%, 06/15/2029 (A)	4,830,000	4,944,915
7.00%, 06/15/2030 (A)	1,666,000	1,721,870
7.25%, 06/15/2033 (A)	1,750,000	1,812,150
Hertz Corp.
4.63%, 12/01/2026 (A)(B)	1,066,000	964,188
5.00%, 12/01/2029 (A)	3,536,000	2,483,935
12.63%, 07/15/2029 (A)(B)	5,184,000	5,415,890
Madison IAQ LLC
5.88%, 06/30/2029 (A)	8,261,000	8,042,638
		63,081,507
Communications Equipment - 5.0%
Altice Financing SA
9.63%, 07/15/2027 (A)	2,357,000	2,156,521
CommScope LLC
8.25%, 03/01/2027 (A)(B)	4,372,000	4,382,099
9.50%, 12/15/2031 (A)	5,120,000	5,391,695
GoTo Group, Inc.
5.50%, 05/01/2028 (A)	5,114,563	3,581,693
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Iliad Holding SASU
7.00%, 10/15/2028 - 04/15/2032 (A)	$ 6,471,000	$ 6,595,947
8.50%, 04/15/2031 (A)	3,249,000	3,485,141
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	4,000,000	3,400,000
3.75%, 07/15/2029 (A)	7,153,000	5,996,432
6.88%, 06/30/2033 (A)	4,355,000	4,413,159
11.00%, 11/15/2029 (A)	3,747,780	4,249,139
Vmed O2 U.K. Financing I PLC
7.75%, 04/15/2032 (A)(B)	18,741,000	19,522,593
		63,174,419
Construction & Engineering - 1.5%
AECOM
6.00%, 08/01/2033 (A)	3,600,000	3,629,268
Beazer Homes USA, Inc.
7.25%, 10/15/2029 (B)	2,582,000	2,598,558
7.50%, 03/15/2031 (A)(B)	4,918,000	4,973,839
Century Communities, Inc.
6.75%, 06/01/2027 (B)	7,069,000	7,073,468
		18,275,133
Consumer Staples Distribution & Retail - 1.6%
Bath & Body Works, Inc.
6.63%, 10/01/2030 (A)	1,247,000	1,276,418
6.75%, 07/01/2036	1,960,000	1,983,612
6.88%, 11/01/2035	1,468,000	1,510,547
7.50%, 06/15/2029 (B)	4,949,000	5,054,958
Walgreens Boots Alliance, Inc.
8.13%, 08/15/2029 (B)	9,776,000	10,493,832
		20,319,367
Containers & Packaging - 5.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/2027 (A)	947,000	947,834
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026 (A)(B)	5,997,000	5,922,037
Ball Corp.
6.88%, 03/15/2028	5,503,000	5,616,933
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/2028 (A)	3,951,000	3,863,319
6.75%, 07/15/2030 (A)	7,392,000	7,374,703
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	889,000	899,539
6.75%, 04/15/2032 (A)	1,154,000	1,182,054
6.88%, 01/15/2030 (A)	2,500,000	2,556,575
Graphic Packaging International LLC
6.38%, 07/15/2032 (A)	10,870,000	11,001,114
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (A)	3,042,000	3,068,544
9.25%, 04/15/2027 (A)	2,009,000	1,988,399
Owens-Brockway Glass Container, Inc.
7.38%, 06/01/2032 (A)(B)	7,357,000	7,412,570
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Sealed Air Corp.
6.50%, 07/15/2032 (A)(B)	$ 1,136,000	$ 1,170,008
6.88%, 07/15/2033 (A)	6,113,000	6,534,614
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/2028 (A)	2,263,000	2,284,631
7.25%, 02/15/2031 (A)	3,669,000	3,813,577
Trivium Packaging Finance BV
8.25%, 07/15/2030 (A)	625,000	658,150
12.25%, 01/15/2031 (A)	1,245,000	1,307,245
		67,601,846
Electric Utilities - 0.8%
Vistra Operations Co. LLC
5.63%, 02/15/2027 (A)	3,130,000	3,126,402
6.88%, 04/15/2032 (A)	7,227,000	7,509,192
		10,635,594
Electrical Equipment - 1.1%
Energizer Holdings, Inc.
6.50%, 12/31/2027 (A)(B)	6,816,000	6,915,411
WESCO Distribution, Inc.
6.63%, 03/15/2032 (A)	1,000,000	1,031,810
7.25%, 06/15/2028 (A)	6,300,000	6,383,891
		14,331,112
Electronic Equipment, Instruments & Components - 0.5%
Sensata Technologies, Inc.
6.63%, 07/15/2032 (A)	6,609,000	6,753,050
Energy Equipment & Services - 0.9%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	4,023,000	4,022,771
6.63%, 09/01/2032 (A)	6,188,000	6,279,743
6.88%, 04/01/2027 (A)	1,050,000	1,050,572
		11,353,086
Financial Services - 3.9%
Azorra Finance Ltd.
7.25%, 01/15/2031 (A)	9,723,000	9,923,590
ILFC E-Capital Trust I
3-Month Term SOFR + 0.00%, 6.43% (C), 12/21/2065 (A)	17,977,000	15,032,470
ILFC E-Capital Trust II
3-Month Term SOFR + 0.00%, 6.68% (C), 12/21/2065 (A)	3,354,000	2,844,838
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/2031 (A)	330,000	349,330
8.13%, 03/30/2029 (A)	8,530,000	8,903,640
Rocket Cos., Inc.
6.13%, 08/01/2030 (A)	1,442,000	1,462,120
6.38%, 08/01/2033 (A)	3,141,000	3,203,767
UWM Holdings LLC
6.63%, 02/01/2030 (A)	7,942,000	7,945,492
		49,665,247
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 2.1%
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029 (A)(B)	$ 4,655,000	$ 4,849,928
Darling Ingredients, Inc.
6.00%, 06/15/2030 (A)	9,401,000	9,461,091
Post Holdings, Inc.
5.50%, 12/15/2029 (A)	8,718,000	8,642,431
6.25%, 10/15/2034 (A)	1,666,000	1,668,087
6.38%, 03/01/2033 (A)	1,924,000	1,922,550
		26,544,087
Gas Utilities - 0.2%
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033 (A)	702,000	758,121
7.75%, 05/01/2035 (A)	1,123,000	1,231,332
		1,989,453
Health Care Equipment & Supplies - 0.5%
Sotera Health Holdings LLC
7.38%, 06/01/2031 (A)	5,838,000	6,039,248
Health Care Providers & Services - 4.1%
CHS/Community Health Systems, Inc.
10.88%, 01/15/2032 (A)	12,586,000	13,194,936
DaVita, Inc.
6.75%, 07/15/2033 (A)	4,046,000	4,172,599
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028 (A)	3,141,000	3,311,025
IQVIA, Inc.
6.25%, 06/01/2032 (A)	5,522,000	5,662,563
Kedrion SpA
6.50%, 09/01/2029 (A)	6,049,000	5,828,895
LifePoint Health, Inc.
11.00%, 10/15/2030 (A)	4,750,000	5,220,701
Tenet Healthcare Corp.
6.13%, 10/01/2028 - 06/15/2030	10,009,000	10,038,246
6.25%, 02/01/2027	4,183,000	4,184,857
		51,613,822
Health Care REITs - 0.5%
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/2027 (B)	2,547,000	2,336,626
8.50%, 02/15/2032 (A)	3,156,000	3,280,362
		5,616,988
Hotel & Resort REITs - 1.7%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	2,727,000	2,716,372
7.00%, 02/01/2030 (A)	8,912,000	9,126,779
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/2029 (A)	9,388,000	9,361,705
		21,204,856
Hotels, Restaurants & Leisure - 7.7%
Amer Sports Co.
6.75%, 02/16/2031 (A)	5,880,000	6,114,647
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.
6.50%, 02/15/2032 (A)	$ 2,300,000	$ 2,345,578
7.00%, 02/15/2030 (A)(B)	2,923,000	3,015,168
Carnival Corp.
6.00%, 05/01/2029 (A)	4,203,000	4,240,272
6.13%, 02/15/2033 (A)	1,878,000	1,911,318
Churchill Downs, Inc.
5.75%, 04/01/2030 (A)	5,578,000	5,564,224
6.75%, 05/01/2031 (A)	5,920,000	6,044,480
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.63%, 01/15/2032 (A)	4,000,000	4,044,896
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	4,484,000	4,488,731
7.50%, 09/01/2031 (A)	1,637,000	1,706,221
MGM Resorts International
6.13%, 09/15/2029	7,067,000	7,163,874
6.50%, 04/15/2032 (B)	8,516,000	8,649,937
NCL Corp. Ltd.
5.88%, 03/15/2026 - 02/15/2027 (A)	2,793,000	2,800,209
6.75%, 02/01/2032 (A)	5,277,000	5,420,115
8.13%, 01/15/2029 (A)	1,857,000	1,950,853
Royal Caribbean Cruises Ltd.
5.63%, 09/30/2031 (A)	1,876,000	1,889,473
6.00%, 02/01/2033 (A)	3,100,000	3,151,160
6.25%, 03/15/2032 (A)	871,000	893,977
Station Casinos LLC
6.63%, 03/15/2032 (A)	6,561,000	6,690,376
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	3,256,000	3,253,899
7.00%, 02/15/2029 (A)	4,467,000	4,501,351
9.13%, 07/15/2031 (A)	2,792,000	3,003,957
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (A)(B)	8,080,000	8,593,953
		97,438,669
Household Durables - 1.2%
Newell Brands, Inc.
6.63%, 05/15/2032 (B)	6,541,000	6,255,345
8.50%, 06/01/2028 (A)	1,230,000	1,288,884
Whirlpool Corp.
6.50%, 06/15/2033	7,957,000	7,840,663
		15,384,892
Insurance - 3.3%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032 (A)	3,751,000	3,797,883
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/2031 (A)	5,396,000	5,474,372
6.75%, 10/15/2027 (A)	1,866,000	1,867,657
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	12,590,000	12,417,567
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Hartford Insurance Group, Inc.
3-Month Term SOFR + 2.39%, 6.71% (C), 02/12/2067 (A)	$ 7,178,000	$ 6,674,969
HUB International Ltd.
7.25%, 06/15/2030 (A)	3,803,000	3,964,384
7.38%, 01/31/2032 (A)	1,430,000	1,488,985
Lincoln National Corp.
3-Month Term SOFR + 2.62%, 6.94% (C), 05/17/2066	5,999,000	5,204,133
		40,889,950
Internet & Catalog Retail - 0.8%
ION Trading Technologies SARL
9.50%, 05/30/2029 (A)	9,368,000	9,707,440
Machinery - 1.5%
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	6,553,000	6,864,471
GrafTech Global Enterprises, Inc.
9.88%, 12/23/2029 (A)(B)	3,117,000	2,743,054
SPX Flow, Inc.
8.75%, 04/01/2030 (A)(B)	9,116,000	9,415,059
		19,022,584
Media - 7.7%
Adelphia Communications Corp.
9.25%, 10/01/2049 (G)(H)(I)(J)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (H)(I)(J)(K)	1,460,000	102
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/2029 (A)	8,000,000	8,073,528
7.38%, 03/01/2031 (A)	3,550,000	3,649,578
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	10,831,000	10,538,228
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/2031 (A)(E)	2,683,000	2,679,296
7.50%, 06/01/2029 (A)(B)	4,121,000	3,754,318
7.50%, 03/15/2033 (A)(E)	939,000	937,333
9.00%, 09/15/2028 (A)	4,740,000	4,966,292
CSC Holdings LLC
5.00%, 11/15/2031 (A)(B)	5,000,000	2,307,856
5.75%, 01/15/2030 (A)	12,957,000	6,388,288
11.75%, 01/31/2029 (A)	9,422,000	8,813,235
DISH DBS Corp.
5.75%, 12/01/2028 (A)	1,634,000	1,460,138
7.38%, 07/01/2028	2,669,000	2,048,458
7.75%, 07/01/2026	1,280,000	1,137,600
DISH Network Corp.
11.75%, 11/15/2027 (A)	3,811,000	3,968,932
Gray Media, Inc.
5.38%, 11/15/2031 (A)(B)	6,568,000	4,846,777
iHeartCommunications, Inc.
6.38%, 05/01/2026 (B)	1,000	940
7.75%, 08/15/2030 (A)	1,469,390	1,144,063
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
iHeartCommunications, Inc. (continued)
9.13%, 05/01/2029 (A)(B)	$ 3,596,700	$ 3,000,130
10.88%, 05/01/2030 (A)	4,091,007	2,026,317
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (A)	11,799,000	9,055,733
Univision Communications, Inc.
8.00%, 08/15/2028 (A)	3,377,000	3,469,250
8.50%, 07/31/2031 (A)	3,483,000	3,537,230
9.38%, 08/01/2032 (A)	1,544,000	1,602,056
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)	2,567,000	2,313,979
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	5,349,000	4,704,142
		96,423,890
Metals & Mining - 4.2%
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (A)	7,303,000	7,302,050
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029 (A)	3,350,000	3,351,598
7.00%, 03/15/2032 (A)(B)	8,774,000	8,559,999
7.50%, 09/15/2031 (A)	3,240,000	3,234,141
Constellium SE
6.38%, 08/15/2032 (A)(B)	11,796,000	11,955,140
Fortescue Treasury Pty. Ltd.
5.88%, 04/15/2030 (A)	4,816,000	4,876,340
6.13%, 04/15/2032 (A)(B)	5,175,000	5,276,922
Mineral Resources Ltd.
8.13%, 05/01/2027 (A)	3,701,000	3,711,899
9.25%, 10/01/2028 (A)	1,101,000	1,150,712
Novelis Corp.
6.88%, 01/30/2030 (A)(B)	3,632,000	3,742,580
		53,161,381
Mortgage Real Estate Investment Trusts - 1.0%
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	10,214,000	10,314,284
6.50%, 07/01/2030 (A)	2,254,000	2,318,417
		12,632,701
Oil, Gas & Consumable Fuels - 11.1%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029 (A)	3,827,000	4,009,705
Civitas Resources, Inc.
8.38%, 07/01/2028 (A)	2,978,000	3,062,355
8.63%, 11/01/2030 (A)	210,000	214,249
8.75%, 07/01/2031 (A)(B)	6,138,000	6,213,735
9.63%, 06/15/2033 (A)	512,000	526,633
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	10,519,000	9,929,778
Crescent Energy Finance LLC
8.38%, 01/15/2034 (A)	3,434,000	3,398,818
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	591,000	611,213
8.00%, 05/15/2033	4,309,000	4,467,386
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP/Genesis Energy Finance Corp. (continued)
8.25%, 01/15/2029	$ 356,000	$ 371,308
8.88%, 04/15/2030	2,660,000	2,815,839
Harvest Midstream I LP
7.50%, 05/15/2032 (A)	9,732,000	10,115,772
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	6,558,000	6,755,402
Hilcorp Energy I LP/Hilcorp Finance Co.
7.25%, 02/15/2035 (A)	7,515,000	7,323,868
Kinder Morgan, Inc.
8.05%, 10/15/2030	2,486,000	2,809,833
Occidental Petroleum Corp.
6.45%, 09/15/2036	6,446,000	6,560,339
6.60%, 03/15/2046	7,750,000	7,657,133
7.15%, 05/15/2028	4,012,000	4,237,715
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030 (A)(B)	2,988,000	2,725,164
9.88%, 03/15/2030 (A)	2,531,000	2,508,745
Permian Resources Operating LLC
6.25%, 02/01/2033 (A)	4,690,000	4,717,896
7.00%, 01/15/2032 (A)	6,292,000	6,497,239
SM Energy Co.
6.50%, 07/15/2028	782,000	786,854
6.63%, 01/15/2027	4,665,000	4,654,645
6.75%, 09/15/2026	3,319,000	3,326,431
7.00%, 08/01/2032 (A)(B)	3,381,000	3,347,938
Summit Midstream Holdings LLC
8.63%, 10/31/2029 (A)	5,671,000	5,776,034
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	4,081,000	4,450,653
9.88%, 02/01/2032 (A)	9,042,000	9,755,810
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034 (A)	1,758,000	1,808,544
Vital Energy, Inc.
9.75%, 10/15/2030	9,121,000	8,556,124
		139,993,158
Paper & Forest Products - 1.2%
Domtar Corp.
6.75%, 10/01/2028 (A)	6,617,000	5,764,242
Magnera Corp.
7.25%, 11/15/2031 (A)	10,075,000	9,483,094
		15,247,336
Pharmaceuticals - 2.2%
1261229 BC Ltd.
10.00%, 04/15/2032 (A)	1,939,000	1,974,074
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	2,614,000	2,591,128
Bausch Health Cos., Inc.
7.00%, 01/15/2028 (A)	2,669,000	2,332,039
11.00%, 09/30/2028 (A)(B)	3,003,000	3,085,582
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
CVS Health Corp.
Fixed until 09/10/2034, 6.75% (C), 12/10/2054	$ 1,623,000	$ 1,624,344
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	10,538,000	10,841,916
Organon & Co./Organon Foreign Debt Co- Issuer BV
5.13%, 04/30/2031 (A)(B)	4,292,000	3,713,076
6.75%, 05/15/2034 (A)(B)	1,919,000	1,809,575
		27,971,734
Real Estate Management & Development - 0.6%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/2028 (A)	4,012,000	4,042,447
8.88%, 09/01/2031 (A)(B)	2,887,000	3,094,162
		7,136,609
Semiconductors & Semiconductor Equipment - 0.4%
Kioxia Holdings Corp.
6.25%, 07/24/2030 (A)(B)	1,320,000	1,315,109
6.63%, 07/24/2033 (A)	3,090,000	3,057,626
		4,372,735
Software - 0.5%
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.75%, 05/01/2029 (A)	6,700,000	6,831,682
Textiles, Apparel & Luxury Goods - 0.3%
Under Armour, Inc.
7.25%, 07/15/2030 (A)	3,426,000	3,495,447
Total Corporate Debt Securities (Cost $1,135,699,916)		1,138,886,358
LOAN ASSIGNMENTS - 6.2%
Automobile Components - 0.4%
Clarios Global LP Term Loan B, 1-Month Term SOFR + 2.50%, 6.86% (C), 05/06/2030	5,734,260	5,734,260
Commercial Services & Supplies - 1.7%
Garda World Security Corp. Term Loan B, 1-Month Term SOFR + 3.00%, 7.34% (C), 02/01/2029	6,067,597	6,060,012
Madison IAQ LLC Term Loan, 6-Month Term SOFR + 2.50%, 6.70% (C), 06/21/2028	4,950,434	4,952,909
Mavis Tire Express Services Corp. Repriced Term Loan, 3-Month Term SOFR + 3.00%, 7.33% (C), 05/04/2028	4,987,500	4,992,841
WW International, Inc. Takeback Term Loan, 3-Month Term SOFR + 6.80%, 11.12% (C), 06/24/2030	5,180,764	4,869,919
		20,875,681
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging - 0.2%
Clydesdale Acquisition Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.18%, 7.53% (C), 04/13/2029	$ 2,477,157	$ 2,476,125
Financial Services - 0.5%
Trinseo Luxco Finance SPV SARL
Term Loan A, 3-Month Term SOFR + 8.50%, 12.82% (C), 05/03/2028	733,405	736,155
Term Loan B, 3-Month Term SOFR + 8.50%, 12.82% (C), 05/03/2028	5,397,473	5,437,954
		6,174,109
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment, Inc. Term Loan B1, 1-Month Term SOFR + 2.25%, 6.61% (C), 02/06/2031	5,110,312	5,105,519
IT Services - 0.3%
Sandisk Corp. Term Loan B, 3-Month Term SOFR + 3.00%, 7.32% (C), 02/20/2032	3,301,250	3,288,870
Machinery - 0.3%
GrafTech Finance, Inc.
Delayed Draw Term Loan, 3.75% (C), 12/21/2029	1,532,211	1,562,855
Term Loan, 1-Month Term SOFR + 6.00%, 10.35% (C), 12/21/2029	2,681,368	2,734,996
		4,297,851
Media - 0.8%
Clear Channel Outdoor Holdings, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 8.47% (C), 08/23/2028	5,260,000	5,240,275
Ziggo Financing Partnership Term Loan I, 1-Month Term SOFR + 2.50%, 6.96% (C), 04/30/2028	5,000,000	4,814,585
		10,054,860
Paper & Forest Products - 0.4%
Glatfelter Corp. Term Loan B, 3-Month Term SOFR + 4.25%, 8.58% (C), 11/04/2031	4,975,000	4,936,135
Software - 1.2%
Rackspace Finance LLC
1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 7.21% (C), 05/15/2028	6,474,057	3,312,561
	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Rackspace Finance LLC (continued)
1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.71% (C), 05/15/2028	$ 1,474,216	$ 1,487,484

UKG, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.81% (C), 02/10/2031	10,026,611	10,026,611
		14,826,656
Total Loan Assignments (Cost $78,715,995)		77,770,066

	Shares	Value
COMMON STOCKS - 0.5%
Diversified Consumer Services - 0.4%
WW International, Inc. (H)	101,387	4,289,684
Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources, Inc. (H)(I)(J)(L)	3,226	0
Passenger Airlines - 0.0% *
ASG WT Corp. (H)(I)(J)	1,265	75,823
Software - 0.1%
Avaya Holdings Corp. (H)(I)(J)(M)	233,572	1,693,397
Total Common Stocks (Cost $2,832,228)		6,058,904
OTHER INVESTMENT COMPANY - 10.6%
Securities Lending Collateral - 10.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.27% (N)	133,984,475	133,984,475
Total Other Investment Company (Cost $133,984,475)		133,984,475

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 1.80% (N), dated 07/31/2025, to be repurchased at $17,581,307 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $17,932,200.	$ 17,580,428	17,580,428
Total Repurchase Agreement (Cost $17,580,428)		17,580,428
Total Investments (Cost $1,368,813,042)		1,374,280,231
Net Other Assets (Liabilities) - (9.2)%		(115,713,312)
Net Assets - 100.0%		$ 1,258,566,919
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (O)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,138,886,165	$193	$1,138,886,358
Loan Assignments	—	77,770,066	—	77,770,066
Common Stocks	4,289,684	—	1,769,220	6,058,904
Other Investment Company	133,984,475	—	—	133,984,475
Repurchase Agreement	—	17,580,428	—	17,580,428
Total Investments	$138,274,159	$1,234,236,659	$1,769,413	$1,374,280,231

Transfers
Investments	Transfer from Level 1 to Level 3	Transfer from Level 3 to Level 1	Transfer from Level 2 to Level 3	Transfer from Level 3 to Level 2
Common Stocks(M)	$—	$—	$1,693,397	$—
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the total value of 144A securities is $944,210,065, representing 75.0% of the
Fund's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $132,274,530, collateralized by cash collateral of $133,984,475 and non-cash collateral, such as U.S. government securities of $1,088,980. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(G)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2025, the value of this security is $91, representing 0.0% of the Fund's net assets.
(H)	Non-income producing security.
(I)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At July 31, 2025, the
total value of the securities is $1,769,413, representing less than 0.1% of the Fund’s net assets.

(J)	Fair valued as determined in good faith in accordance with TAM's procedures. At July 31, 2025, the total value of the securities is $1,769,413, representing 0.1% of the Fund’s net assets.
(K)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(L)	Security deemed worthless.
(M)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(N)	Rate disclosed reflects the yield at July 31, 2025.
(O)
The Fund recognized transfers in and out of Level 3 as of July 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of
Investments for more information regarding investment valuation and pricing inputs.

(P)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Transamerica Funds

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica High Yield Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of
Transamerica Funds

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds